Contingent Liabilities, Liens And Guarantees (Sao Paulo State Revenue Services) (Details)				0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Unsettled [Member] USD ($)	Jul. 13, 2010 Sao Paulo State Revenue Services [Member]	Dec. 31, 2012 Sao Paulo State Revenue Services [Member] USD ($)	Dec. 31, 2012 Sao Paulo State Revenue Services [Member] BRL	Dec. 31, 2011 Sao Paulo State Revenue Services [Member] USD ($)	Jul. 13, 2010 Tax Deficiency [Member] Sao Paulo State Revenue Services [Member] USD ($)	Jul. 13, 2010 Tax Deficiency [Member] Sao Paulo State Revenue Services [Member] BRL	Jul. 13, 2010 Interest [Member] Sao Paulo State Revenue Services [Member] USD ($)	Jul. 13, 2010 Interest [Member] Sao Paulo State Revenue Services [Member] BRL	Jul. 13, 2010 Penalties [Member] Sao Paulo State Revenue Services [Member] USD ($)	Jul. 13, 2010 Penalties [Member] Sao Paulo State Revenue Services [Member] BRL
Contingent Liabilities, Liens And Guarantees [Line Items]
Possible state value added tax rate				25.00%
Aggregate sum claimed pursuant to tax deficiency					$ 95,000,000	195,600,000
Amount of possible loss	95,000,000							22,100,000	36,499,984	18,200,000	30,282,420	40,000,000	66,143,446
Legal fees	$ 5,800,000	$ 7,900,000	$ 5,800,000				$ 7,900,000